UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX
                ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act file number 811-10111
                                                           -----

Pioneer Europe Select Fund
----------------------------------------------------
(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Dorothy Bourassa
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  August 31

Date of reporting period:  July 1, 2003 to June 30, 2004

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Europe Select Fund

By (Signature and Title)  /s/  John F. Cogan, Jr.
                         -------------------------
                         John F. Cogan, Jr., Chairman and President

Date  August 25, 2004
      ----------------



========================== PIONEER EUROPE SELECT FUND ==========================


BOOTS GROUP PLC(FORMERLY BOOTS CO. PLC)

Ticker:       BTXSY          Security ID:  G12517101
Meeting Date: JUL 22, 2004   Meeting Type: Annual
Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Accept Financial Statements and Statutory For       For        Management
      Reports
2     Approve Remuneration Report               For       For        Management
3     Approve Final Dividend of 21 Pence Per    For       For        Management
      Ordinary Share
4     Re-elect Helene Ploix as Director         For       For        Management
5     Re-elect Martin Read as Director          For       For        Management
6     Elect Richard Baker as Director           For       For        Management
7     Elect Guy Dawson as Director              For       For        Management
8     Elect Tim Parker as Director              For       For        Management
9     Re-appoint KPMG Audit Plc as Auditors of  For       For        Management
      the Company
10    Authorise Board to Fix Remuneration of    For       For        Management
      the Auditors
11    Authorise Issuance of Equity or           For       For        Management
      Equity-Linked Securities with Pre-emptive
      Rights up to Aggregate Nominal Amount of
      GBP 64,000,000
12    Authorise Issuance of Equity or           For       For        Management
      Equity-Linked Securities without
      Pre-emptive Rights up to Aggregate
      Nominal Amount of GBP 9,600,000
13    Authorise 76,876,000 Ordinary Shares for  For       For        Management
      Market Purchase


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VODAFONE GROUP PLC

Ticker:                      Security ID:  G93882101
Meeting Date: JUL 27, 2004   Meeting Type: Annual
Record Date:

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Accept Financial Statements and Statutory For       For        Management
      Reports
2     Approve Remuneration Report               For       For        Management
3     Re-elect Peter Bamford as Director        For       For        Management
4     Re-elect Julian Horn-Smith as Director    For       For        Management
5     Re-elect Sir David Scholey as Director    For       For        Management
6     Elect Luc Vandevelde as Director          For       For        Management
7     Approve Final Dividend of 1.0780 Pence    For       For        Management
      Per Ordinary Share
8     Re-appoint Deloitte and Touche LLP as     For       For        Management
      Auditors of the Company
9     Authorise Board to Fix Remuneration of    For       For        Management
      the Auditors
10    Authorise the Company and Any Company     For       For        Management
      Which is or Becomes a Subsidiary of the Company to Make EU Political Donations or Incur EU Political Expenditure up to Aggregate Nominal Amount of GBP 100,000
11    Authorise Issuance of Equity or           For       For        Management
      Equity-Linked Securities with Pre-emptive
      Rights up to Aggregate Nominal Amount of
      USD 900 Million
12    Authorise Issuance of Equity or           For       For        Management
      Equity-Linked Securities without
      Pre-emptive Rights up to Aggregate
      Nominal Amount of USD 330 Million
        13 Authorise 6.6 Billion Ordinary Shares for For For Management
                                 Market Purchase
        14 Authorise 660 Million Ordinary Shares for For For Management
                     Market Purchase Pursuant to Contingent
                               Purchase Contracts